OTHER ASSETS	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
OTHER ASSETS

11.     OTHER ASSETS

	December 31,	December 31,
	2020	2019
Restricted cash	$31	$927
Reimbursement rights (a)	12,178	4,705
Deferred tax assets	—	145
	$12,209	$5,777

(a)	Reimbursement rights

Pursuant to the acquisition of Coricancha, the vendor, Nyrstar N.V. (“Nyrstar”) agreed to reimburse the Company for:

•	the cost of movement and reclamation of certain legacy tailings facilities should the regulatory authorities require these to be moved, up to a maximum of $20.0 million; and
•	all fines or sanctions that arise before or after closing resulting from activities or ownership of Coricancha prior to June 30, 2017, up to a maximum of $4.0 million.